FLOW-THROUGH LIABILITY DISCLOSURE (Details) - CAD ($)	12 Months Ended
	Jan. 31, 2025	Jan. 31, 2023	Jan. 31, 2024
Shares issued for private placement, shares		1,102,888
Shares issued for private placement	$ 460,700	$ 496,300
Flow-through share premium liability	$ 60,000		$ 0
FT Units 2024
Shares issued for private placement, shares	3,000,000
Shares issued for private placement	$ 300,000